INCOME AND SOCIAL CONTRIBUTION TAXES - Unrecognized deferred income tax assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Domestic
INCOME AND SOCIAL CONTRIBUTION TAXES
Unused tax losses for which no deferred tax asset recognised	R$ 263,491	R$ 265,403
Foreign
INCOME AND SOCIAL CONTRIBUTION TAXES
Unused tax losses for which no deferred tax asset recognised	1,384,598	795,775
Unused tax credits for which no deferred tax asset recognised	R$ 668,729	R$ 398,364